CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
CURRENT ASSETS
Cash and cash equivalents	$ 1,853	Rp 25,145	Rp 29,767
Other current financial assets	160	2,173	1,471
Trade and other receivables	705	9,564	7,900
Inventories	47	631	584
Prepaid income taxes	2	22	109
Prepaid other taxes	209	2,833	2,621
Assets held for sale	1	10	3
Other current assets	529	7,183	5,246
Total Current Assets	3,506	47,561	47,701
NON-CURRENT ASSETS
Long-term investments	158	2,148	1,847
Property and equipment	9,572	129,872	114,230
Prepaid pension benefit cost			199
Intangible assets	260	3,530	3,089
Deferred tax assets	207	2,804	769
Other non-current assets	904	12,270	11,508
Total Non-current Assets	11,101	150,624	131,642
TOTAL ASSETS	14,607	198,185	179,343
CURRENT LIABILITIES
Trade and other payables	1,164	15,791	13,690
Current income tax liabilities	59	801	1,236
Other tax liabilities	146	1,989	1,718
Accrued expenses	931	12,630	11,283
Unearned income	400	5,427	5,563
Advances from customers	91	1,240	840
Short-term bank loans and current maturities of long-term borrowings	553	7,498	5,432
Total Current Liabilities	3,344	45,376	39,762
NON-CURRENT LIABILITIES
Deferred tax liabilities	69	933	745
Unearned income	39	524	425
Long service award provisions	56	758	613
Pension and other post-employment benefit obligations	751	10,195	6,126
Long-term loans and other borrowings	2,062	27,974	26,367
Other liabilities	44	594	29
Total Non-current Liabilities	3,021	40,978	34,305
TOTAL LIABILITIES	6,365	86,354	74,067
EQUITY
Capital stock	371	5,040	5,040
Additional paid-in capital	328	4,453	4,453
Treasury stock	(187)	(2,541)	(2,541)
Retained earnings	6,286	85,285	77,033
Other reserves	17	230	178
Net equity attributable to owners of the parent company	6,815	92,467	84,163
Non-controlling Interests	1,427	19,364	21,113
TOTAL EQUITY	8,242	111,831	105,276
TOTAL LIABILITIES AND EQUITY	$ 14,607	Rp 198,185	Rp 179,343